Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Details of Transactions with Employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2010, 2011 and 2012 were as follows:

	For the years ended December 31,
	2010	2011	2012
Sales	$10,638,174	$11,969,028	$—
Accounts receivable	142,238	928,078	9,520